Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
1
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued
Shares Security Description Value
Common Stock - 99.7%
Consumer Discretionary - 8.2%
45,970 Polaris, Inc. $ 6,296,051
8,600 The Home Depot, Inc. 2,742,454
41,990 Thor Industries, Inc. 4,744,870
30,000 Whirlpool Corp. 6,540,600
20,323,975
Consumer Staples - 3.1%
15,240 Thermo Fisher Scientific, Inc. 7,688,123
Financials - 23.1%
25,870 American Express Co. 4,274,500
35,775 Aon PLC, Class A 8,541,639
50,210 Berkshire Hathaway, Inc.,
Class B (a) 13,954,363
20,000 JPMorgan Chase & Co. 3,110,800
17,310 Mastercard, Inc., Class A 6,319,708
19,120 S&P Global, Inc. (a) 7,847,804
372,625 The Western Union Co. 8,559,197
20,000 Visa, Inc., Class A 4,676,400
57,284,411
Health Care - 19.8%
59,430 AbbVie, Inc. 6,694,195
35,165 Amgen, Inc. 8,571,469
10,000 Danaher Corp. 2,683,600
72,060 Johnson & Johnson 11,871,164
22,420 Laboratory Corp. of America
Holdings (a) 6,184,557
40,400 Merck & Co., Inc. 3,141,908
50,650 Pfizer, Inc. 1,983,454
19,370 UnitedHealth Group, Inc. 7,756,523
48,886,870
Industrials - 5.9%
22,000 AMETEK, Inc. 2,937,000
9,600 Cummins, Inc. 2,340,576
12,900 Honeywell International, Inc. 2,829,615
26,605 L3Harris Technologies, Inc. 5,750,671
8,650 Otis Worldwide Corp. 707,310
14,565,172
Shares Security Description Value
Information Technology - 39.6%
12,000 Accenture PLC, Class A $ 3,537,480
8,405 Alphabet, Inc., Class A (a) 20,523,245
24,535 Broadcom, Inc. 11,699,269
11,430 Broadridge Financial Solutions,
Inc. 1,846,288
33,330 CDW Corp. 5,821,085
27,960 Facebook, Inc., Class A (a) 9,721,972
15,000 Fidelity National Information
Services, Inc. 2,125,050
395,690 HP, Inc. 11,945,881
16,530 Lam Research Corp. 10,756,071
27,260 Microsoft Corp. 7,384,734
5,000 NVIDIA Corp. 4,000,500
18,860 NXP Semiconductors NV 3,879,879
24,060 Texas Instruments, Inc. 4,626,738
97,868,192
Total Common Stock (Cost $173,593,947) 246,616,743
Investments, at value - 99.7% (Cost
$173,593,947) $ 246,616,743
Other Assets & Liabilities, Net - 0.3% 653,218
Net Assets - 100.0% $ 247,269,961
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
2
in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 246,616,743
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 246,616,743